UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact name of registrant as specified in charter)

1233 Haddonfield - Berlin Road, Suite #7

Voorhees, NJ 08043

(Address of principal executive offices)

 (Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield - Berlin Road, Suite #7

Voorhees, NJ 08043

(Name and address of agent for service)

Registrant's telephone number, including area code: 856-210-6779

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Philadelphia Investment Partners New Generation Fund

ANGIE'S LIST

Ticker Symbol:ANGI	Cusip Number:034754101
Record Date: 3/10/2015	Meeting Date: 5/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Audit	Vote on PWC Audit	For	Stockholder	For	With
Directors	Vote on Directors	For	Stockholder	For	With
Ex. Officer Comp	Vote on Exec. Compensation	For	Stockholder	For	With

APPLE

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 1/1/2015	Meeting Date: 3/10/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Audit	Voted on Ernst & Young, LLP	For	Stockholder	For	With
Directors	Vote on Directors	For	Stockholder	For	With
Ex. Officer Comp	Exec. Compensation Vote	For	Stockholder	For	With
Proxy	Proxy process for shareholder	Against	Stockholder	Against	With
Risk Report	Voted on shareholder vote for Risk Report	Against	Stockholder	Against	With
Stock Options	Voted on Employee Stock Option Plan	For	Stockholder	For	With

CHEVRON

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 3/10/2015	Meeting Date: 5/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Audit	PWC as audit firm	For	Stockholder	For	With
Charitable Contribution	Charitable Contribution Disclosure	For	Stockholder	Against	Against
Country Selection	Mandates for country selection guidelines	Against	Stockholder	Against	With
Directors	Vote on Directors	For	Stockholder	For	With
Ex. Officer Comp	Exec. Compensation	For	Stockholder	For	With
Ind. Chair experience	Selection of independent chairman with environmental experience	Against	Stockholder	Against	With
Independent Chairman	Selection of independent chairman	Against	Stockholder	Against	With
Lobby Disclosure	Lobby Disclosure	For	Stockholder	Against	Against
Shale Energy	diclosure of shale operations	Against	Stockholder	Against	With
Special Meetings	Future special meetings	Against	Stockholder	Against	With

COGNIZANT TECH. SOLUTIONS

Ticker Symbol:CTSH	Cusip Number:192446102
Record Date: 3/10/2015	Meeting Date: 6/2/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Audit	Vote on PWC	For	Stockholder	For	With
Directors	Vote on Diretors	For	Stockholder	For	With
Exec. Comp	Vote on Executive Compe	For	Stockholder	For	With
Written Consent	Vote on Directors written consent	Against	Issuer	Against	With

DRYSHIPS

Ticker Symbol:DRYS	Cusip Number:Y2109Q101
Record Date: 10/1/2014	Meeting Date: 12/10/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Directors	Voted on Directors	For	Stockholder	For	With

GOOGLE

Ticker Symbol:GOOGL	Cusip Number:38259P508
Record Date: 3/10/2015	Meeting Date: 6/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Audit	Vote on Ernst & Young	For	Stockholder	For	With
Directors	Vote on Directors	For	Stockholder	For	With
Ex. Officer Comp	Vote on Exec. Compensation	For	Stockholder	For	With
Independent Chairman	Vote on Independent Chairman of the Board	For	Stockholder	For	With
Proxy	Vote on Proxy voting processs	For	Stockholder	For	With
Special Meeting	Vote on the calling of future special meetings	For	Stockholder	For	With
Stock Options	Ratification of employee stock option plan	For	Stockholder	For	With

REXAHN PHARMA

Ticker Symbol:RNN	Cusip Number:761640101
Record Date: 3/10/2015	Meeting Date: 6/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Directors	Vote on Directors	For	Stockholder	For	With
Exec. Comp	Vote on Executive Comp.	For	Stockholder	For	With

ROSETTA GENOMICS

Ticker Symbol:ROSG	Cusip Number:M82183126
Record Date: 10/9/2014	Meeting Date: 9/30/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Re-elect Markinson	For	Issuer	For	With
2	Re-elect Yitzhak Peterburg	For	Issuer	For	With
3	Approve the re-appointment of Kost, Forer, Gabbay & Kasierer	For	Issuer	For	With
4	Approve addition of 900,000 ordinary shares	For	Issuer	For	With
5	Approve extension to the amendment of the employment agreement of Ken Berlin CEO of the company.	For	Issuer	For	With
6	Approve CEO a grant of 100,000 options to purchase up to 100.000 shares	For	Issuer	For	With
7	Board of Directors of the Company shall consist of not less than 2 nor more than 7 Directors.	For	Issuer	For	With

SHIP FINANCE INTERNATIONAL LIMITED

Ticker Symbol:SFL	Cusip Number:G81075106
Record Date: 10/9/2014	Meeting Date: 9/19/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Re-elect Hans Petter Asa as Director	For	Issuer	For	With
2	Re-elect Paul Leand Jr. as Director	For	Issuer	For	With
3	Re-elect Kate Blankenship as Director	For	Issuer	For	With
4	Re-elect Cecilie Fredriksen as Director	For	Issuer	For	With
5	Re-elect Harald Thorstein as Director	For	Issuer	For	With
6	Approve capital reorganization	For	Issuer	For	With
7	Proposal to re-appoint Moore Stephens as auditors	For	Issuer	For	With
8	Proposal to approve remuneration of the Board of Directors of a total amount of fees not to exceed $550,000 for year ending Dec 31, 2014	For	Issuer	For	With

SHIP FINANCE INTERNATIONAL LIMITED

Ticker Symbol:SFL	Cusip Number:G81075106
Record Date: 10/9/2014	Meeting Date: 9/19/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Re-elect Hans Petter Asa as Director	For	Issuer	For	With
2	Re-elect Paul Leand Jr. as Director	For	Issuer	For	With
3	Re-elect Kate Blankenship as Director	For	Issuer	For	With
4	Re-elect Cecilie Fredriksen as Director	For	Issuer	For	With
5	Re-elect Harald Thorstein as Director	For	Issuer	For	With
6	Approve capital reorganization	For	Issuer	For	With
7	Proposal to re-appoint Moore Stephens as auditors	For	Issuer	For	With
8	Proposal to approve remuneration of the Board of Directors of a total amount of fees not to exceed $550,000 for year ending Dec 31, 2014	For	Issuer	For	With

STARBUCKS

Ticker Symbol:SBUX	Cusip Number:855244109
Record Date: 1/3/2015	Meeting Date: 3/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Audit	Vote on Deloitte & Touche	For	Stockholder	For	With
Directors	Vote on Directors	For	Stockholder	For	With
Exec. Comp	Exec. Compensation	For	Stockholder	For	With
Independent Chairman	Vote on Independent Chairman	Against	Stockholder	Against	With
Sustainability	Establish a Board of Sustainablilty	Against	Stockholder	Against	With

STOAVAGO TECHNOLOGIES

Ticker Symbol:AVGO	Cusip Number:Y0486S105
Record Date: 2/1/2015	Meeting Date: 4/8/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Audit	Voted on PWC as Audit firm	For	Stockholder	For	With
BOD cash comp.	Voted on non-employee cash compensation of BOD	For	Stockholder	For	With
Directors	Vote on Board of Directors	For	Stockholder	For	With
Stock Buy-Back	Voted on stock buy-back program	For	Stockholder	For	With
Stock Program	Board of Directors allocation of stock	For	Stockholder	For	With

THE PRICELINE GROUP

Ticker Symbol:PCLN	Cusip Number:741503403
Record Date: 3/10/2015	Meeting Date: 6/4/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Audit	Vote on Deloitte & Touche	For	Stockholder	For	With
Directors	Vote on Directors	For	Stockholder	For	With
Ex. Officer Comp	Exec. Compensation	For	Stockholder	For	With
Proxy	Proxy voting process	Against	Stockholder	Against	With
Written Consent	Vote on non-binding stockholder written consent	Against	Stockholder	Against	With

WRSTGILEAD SCIENCES

Ticker Symbol:GILD	Cusip Number:375558103
Record Date: 3/10/2015	Meeting Date: 5/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Audit	Approve audit firm Ernst & Young LLP	For	Stockholder	For	With
Directors	Vote on board of Diretors	For	Stockholder	For	With
Exec. Comp.	Vote on executive compensation	For	Stockholder	For	With
Independent Chairman	Shareholder proposal to require an independent chairman of the board	Against	Stockholder	Against	With
Risk Disclosure	Shareholder proposal to mandate a risk disclosure on the development of drugs	Against	Issuer	Against	With
Stock Program	Approve reinstatement of employee stock option plan	For	Stockholder	For	With
Sustainability Report	Mandatory sustainability report	Against	Stockholder	Against	With
Written Consent	stockholder to permit stockholder action by written consent	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By Peter C. Zeuli

* Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date: August 10, 2015

*Print the name and title of each signing officer under his or her signature.